Stock Options and Warrants - 2013 S-1 July Registered Offering - Additional Information (Detail) - $ / shares			12 Months Ended
	Jul. 24, 2013	May. 12, 2008	Dec. 31, 2014	Dec. 31, 2013	Feb. 28, 2015	Nov. 30, 2014	Oct. 31, 2014	Aug. 31, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of warrants			Oct. 24, 2013
Warrants exercisable price								$ 0.25	$ 0.20	$ 0.20	$ 0.80
Number of warrants issued	20,000,000		125,639,832	64,983,988
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of warrants	Jul. 24, 2018		Jul. 24, 2018
Number of shares/warrants included in units	20,000,000
Warrants exercisable price	$ 0.15
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares/warrants included in units	20,000,000
Warrants exercisable price	$ 0.15
Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued		400,000
Warrants exercisable price	$ 0.15	$ 0.50000			$ 0.04480	$ 0.05760	$ 0.06447
Number of warrants issued	20,000,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued				16,754,822
Number of shares/warrants included in units	20,000,000
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued	20,000,000			16,754,822
Expiration date of warrants	Oct. 24, 2013		Oct. 24, 2013
Warrants exercisable price	$ 0.15